SEGMENTS AND GEOGRAPHIC REGIONS Other (Details)	Dec. 31, 2018 employees manufacturingsites countries	Dec. 31, 2017	Dec. 31, 2016
Number of Manufacturing Sites | manufacturingsites	113
Number of Countries With Manufacturing Sites | countries	31
Entity Number of Employees | employees	37,600
The Kuwait Styrene Company KSC
Ownership percentage	42.50%	42.50%	42.50%
SCG-Dow Group
Ownership percentage	50.00%
EQUATE Petrochemical Company K.S.C.
Ownership percentage	42.50%	42.50%	42.50%
The Kuwait Olefins Company K.S.C.
Ownership percentage	42.50%	42.50%	42.50%
Map Ta Phut Olefins Company
Ownership percentage	32.77%	32.77%	32.77%
Equity Method Investment, Ownership Percentage, Direct	20.27%
Equity Method Investment, Ownership Percentage, Indirect	12.50%
Sadara Chemical Company
Ownership percentage	35.00%	35.00%	35.00%